CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank	$ 7,523	$ 25,429	$ 31,311	$ 29,664